Note 10 - Property, Plant and Equipment (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	$ 0	$ 0
Losses on disposals of property, plant and equipment	1,760	3,985
Property, plant and equipment at end of period	372,292	97,252	$ 105,738
Mill Equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period	$ 199,952